Compulsory and other deposits at central banks (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Compulsory And Other Deposits At Central Banks
Compulsory deposits	$ 2,026,516	$ 819,794
Reserve at BACEN	751,503	118,865
Total	$ 2,778,019	$ 938,659